Accrued Expenses and Other Current Liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Payroll and payroll tax	$ 313,872	$ 264,393	$ 552,385
Unbilled receipts of inventory	78,295	174,560	118,923
Other trade payables	98,301	139,315	633,722
Interest on convertible promissory notes	915,065	32,763	106,612
Income and other taxes payable	68,179	42,115	40,986
Other	53,756	51,401	63,759
Total accrued expenses and other current liabilities	$ 1,527,468	$ 704,547	$ 1,516,387